Earnings per Share - Summary of Basic Earnings per Share (Details)		12 Months Ended
		Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares	Dec. 31, 2021 KRW (₩) ₩ / shares shares	Dec. 31, 2020 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding			389,634,335	389,634,335	389,634,335
Profit attributable to shareholders of the Parent Company | ₩			₩ 4,394,828,402,454	₩ 4,409,543,288,213	₩ 3,468,447,701,501
Deduction: Dividends on hybrid securities | ₩			(126,402,175,000)	(71,537,500,000)	(22,859,500,000)
Profit attributable to ordinary equity holders of the Parent Company | ₩			₩ 4,268,426,227,454	₩ 4,338,005,788,213	₩ 3,445,588,201,501
Basic earnings per share | (per share)		$ 8.69	₩ 10,955	₩ 11,134	₩ 8,843
Number of shares
Earnings per share
Number of issued ordinary shares		408,897,068	408,897,068	415,807,920	415,807,920
Number of treasury shares	[1]	(19,262,733)	(19,262,733)	(26,173,585)	(26,173,585)
Average number of ordinary shares outstanding		389,634,335	389,634,335	389,634,335	389,634,335
Accumulated number of shares
Earnings per share
Number of issued ordinary shares		150,138,929,728	150,138,929,728	151,769,890,800	152,185,698,720
Number of treasury shares	[1]	(7,922,397,453)	(7,922,397,453)	(9,553,358,525)	(9,579,532,110)
Average number of ordinary shares outstanding		142,216,532,275	142,216,532,275	142,216,532,275	142,606,166,610
Number of days			365	365	366
Weighted average number of ordinary shares outstanding			389,634,335	389,634,335	389,634,335

[1]	The number of treasury shares have excluded the initial redemption of treasury shares from February 14, 2022, and the 2nd redemption from August 1, 2022.